Cover Page	Nov. 03, 2021
Document Information [Line Items]
Entity Registrant Name	EQUINIX, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001101239
Document Period End Date	Nov. 03, 2021
Entity Emerging Growth Company	false
Entity File Number	000-31293
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0487526
Entity Address, Address Line One	One Lagoon Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock,par value $0.001 per share
Trading Symbol	EQIX
Security Exchange Name	NASDAQ
0.250% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
1.000% Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ